Schedule of Investments (unaudited) September 30, 2021	BlackRock LifePath® Dynamic 2065 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 91.1%
BlackRock Advantage Emerging Markets Fund, Class K	60,770	$736,535
Diversified Equity Master Portfolio	$3,179,178	3,179,178
International Tilts Master Portfolio	$982,212	982,212
iShares Developed Real Estate Index Fund, Class K	27,390	303,206
iShares MSCI Canada ETF	4,852	176,127
iShares MSCI EAFE Small-Cap ETF(b)	5,743	427,337
iShares Russell 2000 ETF(b)	255	55,781

		5,860,376

Fixed-Income Funds — 1.4%
CoreAlpha Bond Master Portfolio	$17,395	17,395
iShares Core U.S. Aggregate Bond ETF	408	46,851
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	85	11,307
Master Total Return Portfolio	$11,639	11,639

		87,192

Security	Shares	Value

Money Market Funds — 14.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)	497,720	$497,969
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(d)	422,454	422,454

		920,423

Total Investments — 106.8% (Cost: $5,957,730)		6,867,991

Liabilities in Excess of Other Assets — (6.8)%		(434,601)

Net Assets — 100.0%		$6,433,390

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares/ Investment Value Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$578,368	$211,544		$(24,148)	$427	$(29,656)	$736,535	60,770	$3,390		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	413,766	84,215	(a)	—	(12)	—	497,969	497,720	378	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	108,621	313,833	(a)	—	—	—	422,454	422,454	15		—
CoreAlpha Bond Master Portfolio	12,681	4,581	(a)	—	(3)	136	17,395	$17,395	285		—
Diversified Equity Master Portfolio	2,631,746	140,259		—	531,389	(124,216)	3,179,178	$3,179,178	21,430		—
International Tilts Master Portfolio	798,753	108,976	(a)	—	86,792	(12,309)	982,212	$982,212	16,855		—
iShares Core U.S. Aggregate Bond ETF	28,247	19,590		—	—	(986)	46,851	408	477		—
iShares Developed Real Estate Index Fund, Class K	233,080	54,664		(13,929)	(158)	29,549	303,206	27,390	6,278		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	11,741	—		—	—	(434)	11,307	85	173		—
iShares MSCI Canada ETF	125,611	29,230		—	—	21,286	176,127	4,852	949		—
iShares MSCI EAFE Small-Cap ETF	329,721	383,833		(310,032)	17,926	5,889	427,337	5,743	4,310		—
iShares Russell 2000 ETF	72,150	—		(24,839)	7,173	1,297	55,781	255	385		—
Master Total Return Portfolio	10,075	599	(a)	—	93	872	11,639	$11,639	238		—

					$643,627	$(108,572)	$6,867,991		$55,163		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock LifePath® Dynamic 2065 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX Mini Index	10	10/15/21	$102	$156
Mini FTSE/MIB Index	4	12/17/21	118	(397)
MSCI EAFE Index	2	12/17/21	227	(10,026)
S&P 500 Micro E-Mini Index	8	12/17/21	172	(6,999)

				(17,266)

Short Contracts
Mini TPX Index	6	12/09/21	109	(556)

				$(17,822)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	69,595	AUD	94,290	Morgan Stanley & Co. International PLC	12/15/21	$1,406
USD	12,900	EUR	11,000	Bank of America N.A.	12/15/21	139
USD	9,475	EUR	8,000	Morgan Stanley & Co. International PLC	12/15/21	194
USD	69,589	JPY	7,664,728	Morgan Stanley & Co. International PLC	12/15/21	678

						2,417

EUR	161,195	USD	190,903	Bank of America N.A.	12/15/21	(3,906)
EUR	11,000	USD	12,872	Goldman Sachs International	12/15/21	(111)
USD	789	CAD	1,000	Morgan Stanley & Co. International PLC	12/15/21	—
USD	68,568	CAD	86,883	Morgan Stanley & Co. International PLC	12/15/21	(27)

						(4,044)

						$(1,627)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock LifePath® Dynamic 2065 Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,698,986	$—	$—	$1,698,986
Fixed-Income Funds	58,158	—	—	58,158
Money Market Funds	920,423	—	—	920,423

	$2,677,567	$—	$—	2,677,567

Investments Valued at NAV(a)				4,190,424

				$6,867,991

Derivative Financial Instruments(b)
Assets
Equity Contracts	$156	$—	$—	$156
Foreign Currency Exchange Contracts	—	2,417	—	2,417
Liabilities
Equity Contracts	(17,978)	—	—	(17,978)
Foreign Currency Exchange Contracts	—	(4,044)	—	(4,044)

	$(17,822)	$(1,627)	$—	$(19,449)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

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